Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Right-of-Use Assets
a.	Right-of-use assets

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Carrying amounts

Land	$6,093,518	$7,342,703	$238,942
Buildings and improvements	3,663,682	3,411,750	111,023
Machinery and equipment	880,443	237,260	7,721
Other equipment	42,619	69,070	2,248

	$10,680,262	$11,060,783	$359,934

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Additions to right-of-use assets	$702,996	$3,239,770	$2,140,942	$69,669

Depreciation charge for right-of-use assets
Land	$214,682	$217,674	$236,673	$7,702
Buildings and improveme n ts	370,458	509,746	660,276	21,486
Machinery and equipment	335,039	356,052	538,639	17,528
Other equipment	26,701	31,478	32,452	1,056

	$946,880	$1,114,950	$1,468,040	$47,772

Summary of Lease Liabilities
b.	Lease liabilities

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Carrying amounts

Current	$809,536	$979,612	$31,878

Non-current	$6,590,348	$6,728,875	$218,968

Summary of Land and Buildings Improvements
The Group’s lease liabilities were mainly from land and buildings and improvements. The range of discount rates for lease liabilities was as follows:

	December 31
	2021	2022

Land (%)	0.54-8.00	0.54-8.00
Buildings and improvements (%)	0.45-8.84	0.45-8.84

Summary of Other Related Lease Information
e.	Other lease information

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Expenses relating to short-term leases	$814,235	$431,613	$14,045

Expenses relating to low-value assets leases	$5,080	$3,242	$105

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$61,141	$126,584	$4,119

Total cash outflow for leases	$2,909,157	$2,494,384	$81,171